Credit risk (Details 2) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Credit Risk Details 2
Guarantee backed loans	¥ 732,530	¥ 400,460
Collateral backed loans
Collateralized by property	68,060	76,200
Collateralized by shares	12,480	172,770
Collateralized by precious metals	1,400	44,500
Collateralized by other personal property	1,044	3,144
Collateralized by account receivable	2,600
Total	¥ 818,114	¥ 697,074